Annual Total Returns - Voya Multi-Manager International Equity Fund (Class I and P Shares) [BarChart] - Class I and P Shares - Voya Multi-Manager International Equity Fund - Class I	Feb. 28, 2021
Bar Chart Table:
2011
2012	20.37%
2013	19.80%
2014	(6.28%)
2015	0.47%
2016	(0.91%)
2017	25.23%
2018	(15.72%)
2019	23.64%
2020	15.44%